Income Taxes - Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes (Textual) [Abstract]
Net Reduction in Valuation Allowance	$ 28,000,000
Net Benefit Associated with Tax Settlements	18,000,000
Adjustment to Income Tax Expense, Prior Year Corrections	7,000,000
Net Operating Loss Carryforwards	540,500,000	628,800,000
Gross Operating Loss Carryforwards	1,300,000,000
Deferred Tax Assets, Valuation Allowance, Decrease	62,400,000	825,400,000	76,900,000
Valuation Allowance	50,300,000	112,700,000
Gross Unrecognized Tax Benefits	6,000,000	12,600,000	50,900,000	61,100,000
Unrecognized Tax Benefits, Accrued Interest	100,000	1,100,000	1,900,000	2,900,000
Interest Expense (Income) Included in Income Tax Expense	(4,700,000)	(1,700,000)	(2,300,000)
Total Accrued Interest Expense (Income) Related to Income Tax Matters	(100,000)	(300,000)
Unrecognized Tax Benefits, Reasonably Possible Future Decrease	400,000
Federal [Member]
Income Taxes (Textual) [Abstract]
Net Operating Loss Carryforwards	440,900,000
State [Member]
Income Taxes (Textual) [Abstract]
Net Operating Loss Carryforwards	99,600,000
Deferred Tax Asset, Valuation Allowance, Realizable in Future [Member]
Income Taxes (Textual) [Abstract]
Deferred Tax Assets, Valuation Allowance, Decrease	21,000,000
Deferred Tax Asset, Valuation Allowance Decrease, Corrections [Member]
Income Taxes (Textual) [Abstract]
Deferred Tax Assets, Valuation Allowance, Decrease	34,000,000
Deferred Tax Asset, Valuation Allowance Decrease, I R S Settlement [Member]
Income Taxes (Textual) [Abstract]
Deferred Tax Assets, Valuation Allowance, Decrease	$ 7,000,000